UNITES STATES
              SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

  Report for the Calendar Year or Quarter Ended _____March 31, 2000________

               (Please read instructions before preparing form.)

If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105____________
Business Address        (Street)           (City)     (State) (ZIP)

__________Howard Fong, Vice President__________________(415) 778-0200__________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                      ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___2_ dav of___ May___, 2000

                                                 ___Parnassus Investments_______
                                      (Name of Institutional Investment Manager)


  (Manual Signature of Person Duly Authorized to Submit This Report)


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Item 1: Name of Issuer        Item 2:         Item 3:        Item 4:     Item 5: Shares  Item 6:        Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number   Fair Market of Principal    Investment     Managers     Authority
                                                             Value       Amount          Discretion                  (Shares)
                                                                                          (a) Sole (b)(c)           (a) Sole  (b)(c)
Adaptec. Inc.                  Common Stock   00651F108      3,940       102,000            X                         102,000
Autodesk Inc.                  Common Stock   052769106      14,196      312,000            X                         312,000
American International Group   Common Stock   026874107      1,643       15,000             X                          15,000
Inc.
AnnTaylor Stores Corporation   Common Stock   036115103      11,960      520,000            X                         520,000
Apex, Inc.                     Common Stock   037548104      18,897      509,000            X                         509,000
Baldor Electric                Common Stock   057741100      1,897       105,000            X                         105,000
Boston Scientific              Common Stock   101137107      8,951       420,000            X                         420,000
Bristol-Myers Squibb Company   Common Stock   110122108       233         4,000             X                          4,000
Cardinal Health, Inc.          Common Stock   14149Y108      5,872       128,000            X                         128,000
Calgon Carbon Corporation      Common Stock   129603106       328        50,000             X                          50,000
Cognex Corporation             Common Stock   192422103      15,576      270,000            X                         270,000
Clorox Company                 Common Stock   189054109      6,963       211,000            X                         211,000
Chase Mahattan Corporation     Common Stock   16161A108       785         9,000             X                          9,000
Compaq Computers Corporation   Common Stock   204493100      17,173      645,000            X                         645,000
Cisco Systems, Inc.            Common Stock   17275R102      1,546       20,000             X                          20,000
Delta Air Lines Inc.           Common Stock   247361108      10,863      204,000            X                         204,000
Dana Corporation               Common Stock   235811106       282        10,000             X                          10,000
Eastern Enterprises            Common Stock   27637F100      2,096       35,000             X                          35,000
Enron Corporation              Common Stock   293561106       449         6,000             X                          6,000
Electro Scientific             Common Stock   285229100      28,652      494,000            X                         494,000
Industries Inc.
Federal National Mortgage      Common Stock   313586109      11,062      196,000            X                         196,000
Assoc.
Federal Home Loan Mortgage     Common Stock   313400301      16,570      375,000            X                         375,000
Gannett Company                Common Stock   364730101       211         3,000             X                          3,000
Gap, Inc.                      Common Stock   364760108      10,261      206,000            X                         206,000
Heinz (H.J.) Company           Common Stock   423074103       349        10,000             X                          10,000
Henry Schein, Inc.             Common Stock   806407102      11,687      722,000            X                         722,000
International Business         Common Stock   459200101       590         5,000             X                          5,000
Machines Corp.
Intel Corporation              Common Stock   458140100      55,810      423,000            X                         423,000
J.C. Penney Company            Common Stock   708160106       268        18,000             X                          18,000
Johnson & Johnson              Common Stock   478160104      2,102       30,000             X                          30,000
J.P. Morgan & Company          Common Stock   616880100       659         5,000             X                          5,000
Nordstrom, Inc.                Common Stock   655664100      24,780      840,000            X                         840,000
Kellogg Company                Common Stock   487836108       256        10,000             X                          10,000
Kroger Company                 Common Stock   501044101      9,168       522,000            X                         522,000
Lam Research Corporation       Common Stock   512807108      13,519      300,000            X                         300,000
LSI Logic Corporation          Common Stock   502161102      29,546      410,000            X                         410,000
Lucent Technologies Inc.       Common Stock   549463107      1,036       17,000             X                          17,000
Mattel, Inc.                   Common Stock   577081102       115        11,000             X                          11,000
MedQuist Inc.                  Common Stock   584949101      1,387       51,000             X                          51,000
Mentor Graphics Corporation    Common Stock   587200106      7,638       505,000            X                         505,000
Marsh & McLennan Companies,    Common Stock   571748102       552         5,000             X                          5,000
Inc.
Minnesota Mining &             Common Stock   604059105       443         5,000             X                          5,000
Manufacturing Co.
Merck & Company Inc.           Common Stock   589331107      13,916      224,000            X                         224,000
Micron Technology Inc.         Common Stock   595112103       566         4,500             X                          4,500
Office Depot, Inc.             Common Stock   676220106      5,723       495,000            X                         495,000
Oxford Health Plans Inc.       Common Stock   691471106      2,303       151,000            X                         151,000
Proctor & Gamble Company       Common Stock   742718109       788        14,000             X                          14,000
SAFECO Corporation             Common Stock   786429100       213         8,000             X                          8,000
Schering-Plough Corporation    Common Stock   806605101      12,495      340,000            X                         340,000
The St. Paul Companies         Common Stock   792860108       239         7,000             X                          7,000
STERIS Corporation             Common Stock   859152100      2,306       225,000            X                         225,000
Symantec Corporation           Common Stock   871503108      19,007      253,000            X                         253,000
AT&T Corporation               Common Stock   001957109       678        12,000             X                          12,000
Target Corporation             Common Stock   87612E106      15,847      212,000            X                         212,000
UnumProvident Corporation      Common Stock   91529Y106      9,993       590,000            X                         590,000
U.S. West Inc.                 Common Stock   912889102       581         8,000             X                          8,000
Wells Fargo Company            Common Stock   949740104       819        20,000             X                          20,000
Whole Foods Market, Inc.       Common Stock   966837106      12,597      304,000            X                         304,000
Wellman Inc.                   Common Stock   949702104      6,340       320,000            X                         320,000
Washington Mutual Inc.         Common Stock   939322103       534        20,000             X                          20,000
Watson Pharmaceuticals, Inc.   Common Stock   942683103      4,008       101,000            X                         101,000
Dentsply International Inc.    Common Stock   249030107      8,654       305,000            X                         305,000
Xerox Corporation              Common Stock   S16139991       520        20,000             X                          20,000
Venator Group, Inc.            Common Stock   922944103      9,295       1,040,000          X                        1,040,000
                 GRAND TOTALS                               477,733


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